General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses [Abstract]
Litigation related expenses included in "Other expenses"	€ 213	€ 2,400	€ 5,200